As filed with the Securities and Exchange Commission
                               on March 13, 1996

                        Securities Act File No. 33-68124
                    Investment Company Act File No. 811-7986

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                        Pre-Effective Amendment No.                      [ ]

                       Post-Effective Amendment No. 5                    [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                              Amendment No. 7                            [x]

                        (Check appropriate box or boxes)

                           THE ALGER RETIREMENT FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            75 Maiden Lane
          New York, New York                                10038
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:       212-806-8800

                              MR. GREGORY S. DUCH
                          FRED ALGER MANAGEMENT, INC.
                                 75 MAIDEN LANE
                               NEW YORK, NY 10038
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                              Page 1 of ___ Pages
                           Exhibit Index at Page ____

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b), or

[ ] on [date] pursuant to paragraph (b), or

[x] 60 days after filing pursuant to paragraph (a), or

[ ] on [date] pursuant to paragraph (a) of Rule 485


                                   ----------

                       DECLARATION PURSUANT TO RULE 24f-2

     Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended October 31, 1995 was filed on December 28, 1995.

                           THE ALGER RETIREMENT FUND

                                   FORM N-1A

                             CROSS REFERENCE SHEET

PART A
ITEM NO.                                     PROSPECTUS HEADING
--------                                     ------------------
1.  Cover Page ............................  Front Cover Page

2.  Synopsis ..............................  Portfolio Expenses

3.  Condensed Financial Information .......  Financial Highlights

4.  General Description of Registrant .....  Front Cover Page; The Alger
                                             Retirement Fund; Investment
                                             Objectives and Policies; Selecting
                                             Among the Portfolios; Certain
                                             Securities and Investment
                                             Techniques; Organization

5.  Management of the Fund ................  Management

6.  Capital Stock and Other Securities ....  Front Cover Page; Management;
                                             Dividends and Distributions; Taxes

7.  Purchase of Securities Being Offered ..  Purchases and Redemptions; Net
                                             Asset Value

8.  Redemption or Repurchase ..............  Purchases and Redemptions

9.  Pending Legal Proceedings .............  Not Applicable


PART B                                       HEADING IN STATEMENT OF
ITEM NO.                                     ADDITIONAL INFORMATION
--------                                     -----------------------
10. Cover Page ............................  Front Cover Page

11. Table of Contents .....................  Contents

12. General Information and History .......  Organization

13. Investment Objectives and Policies ....  Investment Objectives and Policies;
                                             Appendix

14. Management of the Fund ................  Management

15. Control Persons and Principal Holders
      of Securities .......................  Certain Shareholders

16. Investment Advisory and Other Services   Management; Custodian and Transfer
                                             Agent; Purchases; See in the
                                             Prospectus "Management of the Fund"

17. Brokerage Allocation and Other
      Practices ...........................  Investment Objectives and Policies

18. Capital Stock and Other Securities ....  Organization; See in the Prospectus
                                             "Dividends and Distributions" and
                                             "Organization"

19. Purchase, Redemption and Pricing of
      Securities Being Offered ............  Net Asset Value; Purchases;
                                             Redemptions

20. Tax Status ............................  Taxes; See in the Prospectus
                                             "Taxes"

21. Underwriters ..........................  Purchases

22. Calculation of Performance Data .......  Determination of Performance; See
                                             in the Prospectus "Performance"

23. Financial Statements ..................  Financial Statements


PART C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
----------

                            THE ALGER RETIREMENT FUND

                             ------------------------
                                 75 Maiden Lane
                            New York, New York 10038
                                 (800) 992-3362



     The Alger Retirement Fund (the "Fund"), formerly known as The Alger Defined Contribution Trust is a registered investment company--a mutual fund--that presently offers interests in four Portfolios. Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The investment objectives of each Portfolio are highlighted beginning on page 1. The four Portfolios are:

           o Alger Small Cap Retirement Portfolio
           o Alger MidCap Growth Retirement Portfolio
           o Alger Growth Retirement Portfolio
           o Alger Capital Appreciation Retirement Portfolio


     Shares of the Portfolios are available for investment without a sales charge to defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans.
     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.



     This Prospectus, which should be retained for future reference, is designed to provide you with certain essential information that you should know before investing. A "Statement of Additional Information" dated April , 1996 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained, without charge,
by  contacting   the  Fund  at  the  address  or  phone  number  above.



                          FRED ALGER MANAGEMENT, INC.
                          ---------------------------
                               Investment Manager


                       FRED ALGER & COMPANY, INCORPORATED
                       ----------------------------------
                                  Distributor

================================================================================
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND  EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                    ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.
================================================================================



                                April   , 1996

--------------------------------------------------------------------------------
                                    CONTENTS



                                                  PAGE
                                                  ----


The Portfolios' Expenses......................... iii


Financial Highlights.............................  iv

The Alger Retirement Fund
   Financial Highlights..........................   v
The Alger Retirement Fund........................   1

Fred Alger Management, Inc.......................   1
Investment Objectives and Policies...............   1
  All Portfolios.................................   2

  Alger Small Cap Retirement Portfolio...........   3
  Alger MidCap Growth Retirement Portfolio.......   3
  Alger Growth Retirement Portfolio..............   3
  Alger Capital Appreciation Retirement Portfolio   3

Selecting Among the Portfolios...................   4
Certain Securities and Investment
   Techniques....................................   4
Management.......................................   8
Net Asset Value..................................  10
Purchases and Redemptions........................  10
Dividends and Distributions......................  11
Taxes............................................  11
Organization.....................................  12
Performance......................................  12

Investor and Shareholder Information.............  13


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PORTFOLIOS' EXPENSES

   The Table below is designed to assist an investor in the Portfolios in understanding the various costs and expenses that he or she will bear directly or indirectly. The Table does not reflect any charges or deductions which are, or may be, imposed by the Plans.

   The Example below assumes that all dividends and distributions are reinvested and that the annual percentage amounts listed under Annual Fund Operating Expenses remain the same in each of the periods shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                        ALGER     ALGER                   ALGER
                                                                        SMALL     MIDCAP      ALGER      CAPITAL
                                                                         CAP      GROWTH     GROWTH    APPRECIATION
                                                                     RETIREMENT  RETIREMENT RETIREMENT  RETIREMENT
                                                                      PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                                      ---------  ---------  ---------  ------------

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases............................     None       None       None         None
Maximum Sales Load Imposed on Reinvested Dividends.................     None       None       None         None
Deferred Sales Load................................................     None       None       None         None
Redemption Fees....................................................     None       None       None         None
ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)*
Management Fees....................................................      .85%       .80%       .75%         .85%
Other Expenses.....................................................      .38        .42        .37         1.80**
                                                                        ----       ----       ----         ----

Total Fund Expenses................................................     1.23%      1.22%      1.12%        2.65%
                                                                        ====       ====       ====         ====


EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year...........................................................       13         12         11           27
Three Years........................................................       39         39         36           82
Five Years.........................................................       68         67         62          141
Ten Years..........................................................      149        148        136          298

* Based on expenses  incurred  during the Fund's last fiscal  year,  restated to reflect the estimated future effect of compensating  providers of record-keeping
and/or   administrative   services  to  participating   retirement   plans.  See
"Management -- Expenses of the Fund."

** Includes 1.27% of interest expense.





--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS



The Financial Highlights have been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 19, 1995 on the Fund's financial statements as of October 31, 1995 which are included in the Fund's Statement of Additional Information. The Financial Highlights should be read in conjunction with the Fund's financial statements and related notes. The Statement of Additional Information may be obtained from the Fund without charge.


THE  ALGER  RETIREMENT FUND
FINANCIAL HIGHLIGHTS


For a share outstanding throughout the year ended October 31, 1995


                                                                   MIDCAP                             CAPITAL
                                               SMALL CAP           GROWTH           GROWTH          APPRECIATION
                                               PORTFOLIO          PORTFOLIO        PORTFOLIO         PORTFOLIO*
                                               ---------          ---------        ---------        ------------

Net asset value, beginning of year..........   $  10.83          $  11.66         $  10.38            $ 10.08
                                               --------          --------         --------            -------
Net investment (loss).......................      (0.07)            (0.07)           (0.01)             (0.19)
Net realized and unrealized gain on
  investments...............................       7.23              6.07             3.59               5.30
                                               --------          --------         --------            -------
    Total from investment operations........       7.16              6.00             3.58               5.11
Distribution from net realized gains........      (0.07)            (1.32)           (2.31)             (2.47)
                                               --------          --------         --------            -------
Net asset value, end of year................   $  17.92          $  16.34         $  11.65            $ 12.72
                                               ========          ========         ========            =======
Total Return................................      66.2%             54.1%             37.1%             54.4%
                                               ========          ========         ========            =======
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted) ..   $ 23,002          $ 10,914         $ 13,042            $ 8,116
                                               ========          ========         ========            =======
  Ratio of expenses excluding interest
    to average net assets(i)................       1.13%             1.23%            1.11%              1.43%
                                               ========          ========         ========            =======
  Ratio of expenses including interest
    to average net assets...................       1.13%             1.23%            1.11%              2.70%
                                               ========          ========         ========            =======
  Ratio of net investment income (loss)
    to average net assets...................       (.73%)            (.69%)           (.18%)            (2.32%)
                                               ========          ========         ========            =======
Portfolio Turnover Rate.....................     104.84%           132.74%          133.42%            188.53%
                                               ========          ========         ========            =======

Debt outstanding at end of year...................................................................   $ 302,600
                                                                                                     =========
Average amount of debt outstanding during the year................................................   $ 939,600
                                                                                                     =========
Average daily number of shares outstanding during the year........................................     565,805
                                                                                                     =========
Average amount of debt per share during the year..................................................   $    1.66
                                                                                                     =========

--------------------------------------------------------------------------------
(i)Reflects  total  expenses,  including  fees offset by earnings  credits.  The expense ratio net of earnings credits would have been 1.08%, 1.06%, 1.16% and
   2.66% for the Growth Portfolio, Small Cap Portfolio,  MidCap Growth Portfolio
   and Capital Appreciation Portfolio, respectively.

*  Formerly, Leveraged AllCap Portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





THE ALGER RETIREMENT FUND
FINANCIAL HIGHLIGHTS


For a share outstanding throughout the period from November 8, 1993 (commencement of operations) through October 31, 1994*


                                                           SMALL         MIDCAP        ALGER          CAPITAL
                                                            CAP          GROWTH        GROWTH       APPRECIATION
                                                         PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO**
                                                         ---------      ---------     ---------     ------------

Net asset value, beginning of period.................      $10.00         $10.00        $10.00         $10.00
                                                           ------         ------        ------         ------
Net investment (loss)................................       (0.07)         (0.09)        (0.03)         (0.23)
Net realized and unrealized gain on investments......         .90           1.75           .41            .31
                                                           ------         ------        ------         ------
    Total from investment operations.................         .83           1.66           .38            .08
                                                           ------         ------        ------         ------
Net asset value, end of period.......................      $10.83         $11.66        $10.38         $10.08
                                                           ======         ======        ======         ======

Total Return.........................................         8.3%          16.6%          3.8%            .8%
                                                           ======         ======        ======         ======

Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)..........      $9,513         $6,774        $9,365         $5,251
                                                           ======         ======        ======         ======
  Ratio of expenses excluding interest
    to average net assets............................        1.47%          1.53%         1.26%          1.78%
                                                           ======         ======        ======         ======
  Ratio of expenses including interest
    to average net assets............................        1.47%          1.53%         1.26%          2.87%
                                                           ======         ======        ======         ======
  Ratio of net investment income (loss)
    to average net assets............................        (.80)%         (.89)%        (.29)%        (2.53)%
                                                           ======         ======        ======         ======
Portfolio Turnover Rate..............................      186.76%        134.06%       103.79%        229.11%
                                                           ======         ======        ======         ======

Debt outstanding at end of period...............................................................     $955,600
                                                                                                     ========
Average amount of debt outstanding during the period............................................     $826,076
                                                                                                     ========
Average daily number of shares outstanding during the period....................................      515,270
                                                                                                     ========
Average amount of debt per share during the period..............................................        $1.60
                                                                                                     ========
* Ratios have been annualized; total return has not been annualized.

**Formerly, Leveraged AllCap Portfolio.

--------------------------------------------------------------------------------

                            THE ALGER RETIREMENT FUND


   The Fund is a diversified, open-end management investment company that offers a selection of four Portfolios, each with the investment objective of long-term capital appreciation. Shares of the Portfolios are only available for investment through defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Fund but may do so only through a participating Plan. The Fund reserves the right to make shares of the Portfolios available to other investors, as may be approved by the Trustees from time to time. The Fund's Board of Trustees may establish additional Portfolios at any time.

   Only the Plans may be record holders of the shares of the Portfolios. Within the limitations applicable to a Plan, a participant in such Plan (a "Participant") may direct the Plan to purchase or redeem shares of the Fund. Participants in a Plan cannot contact the Fund directly to request the purchase or redemption of the Portfolios' shares. Instead, Participants must contact their Plan Sponsor or its agent designated for the purpose of processing purchase and redemption requests. References in this Prospectus to shareholders are to Plan Sponsors as the record holders of the Fund's shares. The assets of the Fund are not plan assets of any of the Plans.


                           FRED ALGER MANAGEMENT, INC.


   Subject to the supervision and direction of the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") is responsible for the overall administration of the Fund, manages the Portfolios in accordance with the Portfolios' investment objectives and stated investment policies, makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser. Alger Management is generally engaged in the business of rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964 and as of December 31, 1995, had approximately $4.8 billion under management--$3.0 billion in mutual fund accounts and $1.8 billion in other advisory accounts.




                              INVESTMENT OBJECTIVES
                                  AND POLICIES

   The following is a brief description of the investment objectives and policies of each Portfolio. No assurance can be given that any Portfolio's objective(s) will be achieved. Certain instruments and techniques discussed in this summary are described in greater detail in this Prospectus under the caption "Certain Securities and Investment Techniques" and in the Statement of Additional Information.

   The Statement of Additional Information contains specific investment restrictions that govern the Portfolios' investments. These restrictions and the Portfolios' investment objectives are "fundamental" policies, which means that they may not be changed without a majority vote of shareholders of the affected Portfolio. Except for the investment objectives and the investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the Statement of Additional Information are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. The fundamental restrictions applicable to the Portfolios include, among others, (i) a prohibition on any Portfolio's purchasing a security, other than obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities ("U. S. Government securities"), if as a result more than five percent of the assets of the Portfolio would be invested in the securities of the issuer or the Portfolio would own more than 10 percent of the outstanding voting securities of the issuer, except that 25 percent of a Portfolio's total assets may be invested without regard to the five percent limitation; (ii) a prohibition on any Portfolio's investing more than 25 percent of its total assets in the securities of issuers in a particular industry with exceptions for U.S. Government securities; and (iii) a prohibition on any Portfolio's borrowing money or pledging its assets, except for temporary or emergency purposes in an amount not exceeding 10 percent of the Portfolio's total assets, except that the Alger Capital Appreciation Retirement Portfolio may borrow for investment purposes (see "Certain Securities and Investment Techniques--Leverage Through Borrowing").


   Each Portfolio may invest a portion of its assets in money market instruments, including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issued by domestic bank and thrift institutions, U.S. Government securities, commercial paper and repurchase agreements.

   No Portfolio will invest more than 15 percent of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation (see "Certain Securities and Investment Techniques--Restricted Securities"). In addition, each Portfolio will limit its investments in warrants and rights to not more than five percent of its net assets, of which not more than two percent of its net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants or rights acquired as part of a unit attached to securities at the time of acquisition are not subject to these limitations, which may be changed without shareholder approval. Each Portfolio may lend its securities and enter into "short sales against the box." See "Certain Securities and Investment Techniques." The Portfolios will only invest in convertible debt securities rated in one of the three highest rating categories by any nationally recognized statistical rating organization ("NRSRO"). See the Statement of Additional Information for a description of these ratings.


ALL PORTFOLIOS

   The investment objective of each Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of a Portfolio. Each Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks or securities convertible into or exchangeable for equity securities, including warrants and rights. The capitalization criteria outlined below for each Portfolio are not mutually exclusive and a given security may be owned by more than one or all of the Portfolios.


   It is anticipated that each Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. The risks involved in investing in smaller companies are discussed below under "Alger Small Cap Retirement Portfolio." In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, each Portfolio may hold up to 15 percent of its net assets in money market instruments and repurchase agreements and in excess of that amount during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives. See "Certain Securities and Investment Techniques."



ALGER SMALL CAP RETIREMENT PORTFOLIO



   Except during temporary defensive periods, the Alger Small Cap Retirement Portfolio, formerly known as Alger Defined Contribution Small Cap Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. As of March 31, 1996, the range of market capitalization of these companies was $__ million to $___ billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the Russell 2000 Growth Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities issued by such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors.


ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

   Except during temporary defensive periods, the Alger MidCap Growth Retirement Portfolio, formerly known as Alger Defined Contribution MidCap Growth Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1996, the range of market capitalization of these companies was $___ million to $___ billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER GROWTH RETIREMENT PORTFOLIO

   Except during temporary defensive periods, the Alger Growth Retirement Portfolio, formerly known as Alger Defined Contribution Growth Portfolio invests at least 65 percent of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.


   The Portfolio may invest up to 35 percent of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.



ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

   Except during temporary defensive periods, the Alger Capital Appreciation Retirement Portfolio, formerly known as Alger Defined Contribution Leveraged AllCap Portfolio invests at least 85 percent of its net assets in equity securities of companies of any size. The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing. See "Certain Securities and Investment Techniques."


                         SELECTING AMONG THE PORTFOLIOS

   Set forth below is information that may be of assistance in selecting a Portfolio suitable for a particular investor's needs. Further assistance in the investment process is available by calling (800) 992-3362. Available at this number will be licensed, registered representatives who are knowledgeable about the Fund and each of the Portfolios. There is no charge for making this call.

   Each of the Portfolios, like all other investments, can provide two types of return: income return and capital return. Income return is the income received from an investment, such as interest on bonds and money market instruments and dividends from common and preferred stocks. Capital return is the change in the market value of an investment, such as an increase in the price of a common stock or of shares of a Portfolio. Total return is the sum of income return and capital return. Thus, if a Portfolio over a year produces four percent in income return and its shares increase in value by three percent, its total return is seven percent. In general, the more that capital return is emphasized over income return in an investment program, the more risk associated with the program.


   Growth funds such as the Portfolios seek primarily capital return. They invest primarily in common stocks and offer the opportunity of the greatest return over the long term but can be risky since their prices fluctuate with changes in stock market prices, as described in the preceding paragraph. Further, growth funds that invest in smaller companies, such as the Alger Small Cap Retirement Portfolio, offer potential for significant price gains if the companies are successful, but there is also the risk that the companies will not succeed and the price of the companies' shares will drop in value. Growth funds that invest in larger, more established companies, such as the Alger Growth Retirement Portfolio and the Alger MidCap Growth Retirement Portfolio, generally offer relatively less opportunity for capital return but a greater degree of safety. In addition, funds that leverage through borrowing, such as the Alger Capital Appreciation Retirement Portfolio, offer an opportunity for greater capital appreciation, but at the same time increase exposure to capital risk.


   Investors considering equity investing through the Portfolios should carefully consider the inherent risks. Expectations of future inflation rates should be considered in making investment decisions and even though over the long term stocks may present attractive opportunities, the results of an equity investment managed by a particular management firm may not match the market as a whole.


                             CERTAIN SECURITIES AND
                              INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS

   Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period.

SHORT SALES

   Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.


RESTRICTED SECURITIES

   Each Portfolio may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for the Portfolio to bear the expense of registration. No restricted securities will be acquired if the acquisition would cause the aggregate value of all illiquid securities to exceed 15 percent of the Portfolio's net assets.

   The Portfolios may invest in restricted securities issued under Rule 144A of the Securities Act of 1933. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. Examples of factors that the Fund's Board of Trustees will take into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). In accordance with Rule 144A, the Board has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased by a Portfolio pursuant to the Rule, subject to the Board's oversight and review. Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's portfolios could be adversely affected.


LENDING OF PORTFOLIO SECURITIES

   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by a Portfolio, if and when made, may not exceed 331/3 percent of the Portfolio's total assets and will be collateralized by cash, letters of credit or U. S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities.


OPTIONS TRANSACTIONS


   The Alger Capital Appreciation Retirement Portfolio may purchase or sell (that is, write) listed options on securities as a means of achieving additional return or of hedging the value of its portfolio. The Portfolio may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities in an amount not to exceed 25% of total assets. The Portfolio may only buy or sell options that are listed on a national securities exchange.


   A call option is a contract that gives the holder of the option the right to buy from the writer (seller) of the call option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period.

   A put option is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

   If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that a closing purchase transaction can be effected when the Portfolio so desires.

   An option may be closed out only on an exchange that provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

   The Portfolio may write put and call options on stock indexes for the purpose of increasing its gross income and to protect its portfolio against declines in the value of the securities it owns or increases in the value of securities to be acquired. In addition, the Portfolio may purchase put and call options on stock indexes in order to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. Options on stock indexes are similar to options on specific securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer, cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Therefore, while one purpose of writing such options is to generate additional income for the Portfolio, the Portfolio recognizes that it may be required to deliver an amount of cash in excess of the market value of a stock index at such time as an option written by the Portfolio is exercised by the holder. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Alger Management's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.


STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES


   The Alger Capital Appreciation Retirement Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made solely for hedging or other permissible risk management purposes, such as protecting the price of a security the Portfolio intends to buy, but not for purposes of speculation. Aggregate initial margins and premiums on such investments may not constitute more than 5% of the Portfolio's assets. Hedging and other risk management transactions are undertaken to reduce or eliminate any of several kinds of price fluctuation risk. For example, put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index.

   A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities.

   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. Due to the risk of an imperfect correlation between securities in the Portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. The risk of imperfect correlation increases as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

   An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio will sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be a correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which are the subject of the hedge. In addition, the Portfolio's purchase of such options will be based upon predictions as to anticipated market trends, which could prove to be inaccurate.


LEVERAGE THROUGH BORROWING


   The Alger Capital Appreciation Retirement Portfolio may borrow from banks for investment purposes. This borrowing is known as leveraging. The Portfolio may use up to 331/3 of its assets for leveraging. The Investment Company Act of 1940, as amended, requires the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio's securities. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.



PORTFOLIO TURNOVER

   A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Portfolio's securities, with obligations with less than one year to maturity excluded. A 100 percent turnover rate would occur, for example, if all included securities were replaced once during the year.

   The Portfolios will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust their holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

   In Alger Management's view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation and not for short-term trading profits. However, the Portfolios may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management's philosophy to pursue the Portfolios' investment objective of capital appreciation by managing these Portfolios actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing a Portfolio's brokerage and custodial expenses.


                                   MANAGEMENT


BOARD OF TRUSTEES

   The affairs of the Fund are managed under the supervision of its Board of Trustees. The Statement of Additional Information contains general background information about each Trustee and executive officer of the Fund. By virtue of the responsibilities assumed by Alger Management, the Fund requires no employees other than its executive officers. None of the Fund's executive officers devotes full time to the affairs of the Fund.


INVESTMENT MANAGER

   Alger Management serves as the Fund's investment manager. In that capacity, Alger Management, among other things, analyzes the Portfolios' assets, arranges for the purchase and sale of the Portfolios' securities and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management may select broker-dealers that provide it with brokerage and research services and may cause a Portfolio to pay these broker-dealers commissions that exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and research services received. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter portfolio transactions, subject to the requirements of best price and execution.


   Alger Management is a wholly owned subsidiary of Alger Inc. which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company. As of February 21, 1996, Fred M. Alger III and his brother, David D. Alger, owned approximately 53 percent and 17 percent, respectively, of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

   As compensation for the investment management services rendered, each Portfolio pays Alger Management a separate fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger Small Cap Retirement Portfolio and Alger Capital Appreciation Retirement Portfolio--.85 percent; Alger MidCap Growth Retirement Portfolio--.80 percent; Alger Growth Retirement Portfolio--.75 percent. The management fees paid by the Portfolios exceed those paid by most other investment companies.


     David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3362.


   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund. Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolios. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.


EXPENSES OF THE FUND

   Each  Portfolio  will  bear its own  expenses.  Operating  expenses  for each
Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. Each Portfolio's investment management agreement with Alger Management provides that it will reimburse the Portfolio to the extent required by applicable state law for certain expenses that are described in the Statement of Additional

Information. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. Alger Management will not be reimbursed for such amounts if such action would violate the provisions of any applicable state securities laws relating to the limitation of the applicable Portfolio's expenses.


     Each Portfolio of the Fund may compensate certain entities other than Alger Inc. and its affiliates for providing record-keeping and/or administrative services to participating retirement plans. This compensation may be paid at an annual rate of up to .25% of the net asset value of shares of the Portfolio held by those plans.



                                 NET ASSET VALUE

   The net asset value per share of each Portfolio is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time). The NYSE is currently open on each Monday through Friday, except (i) January 1st, Washington's Birthday (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th or (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. Net asset value per share of a Portfolio is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding.

   The assets of the Portfolios that are traded on a securities exchange or other recognized market are valued on the basis of market quotations. Assets of those Portfolios for which quotations are not readily available are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. Instruments with remaining maturities of 60 days or less are valued on the basis of amortized cost, as described in the Statement of Additional Information.


                            PURCHASES AND REDEMPTIONS

   All direct purchasers of shares of the Portfolios will be Plan Sponsors which establish or maintain Plans. Participants may invest in shares of the Portfolios only through their respective Plan Sponsor. Participants cannot contact the Fund directly to purchase shares of the Portfolios. Instead, Participants must contact their Plan Sponsor or its agent for the purpose of processing purchase requests. There is no minimum amount for initial or subsequent investments for any Plan Sponsor. Participants should contact their Plan Sponsor for information concerning the appropriate procedure for investing in the Fund.

   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares.

   Investors may exchange stock of companies acceptable to Alger Management for shares of the Portfolios of the Fund with a minimum of 100 shares of each company being generally required. The Fund believes such exchange provides a means by which holders of certain securities may invest in the Portfolios of the Fund without the expense of selling the securities in the public market. The investor should furnish either in writing or by telephone to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a Letter of Transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the Letter of Transmittal to the Custodian of the Fund's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Portfolio's securities are valued each day. Shares of the Portfolio having an equal net asset value as of the close of the same day will be registered in the investor's name. There is no sales charge on the issuance of shares of the Portfolio, no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine Federal, state and local tax consequences.


                           DIVIDENDS AND DISTRIBUTIONS

   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution at net asset value. Dividends will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.


                                      TAXES

   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" within the meaning of the Internal Revenue Code of 1986, as amended (the "Code") for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.


   With respect to participants in the Plans, dividends from net investment income and net realized capital gains ordinarily will not be subject to taxation until such dividends are distributed to such participants from their Plan accounts. Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 591/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.

   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. Participants should consult their Plan Sponsors or tax advisers regarding the tax consequences of participation in the Plan or of any Plan contributions or withdrawals.


                                  ORGANIZATION

   The Fund was organized on July 14,1993 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." The Fund offers shares of beneficial interest of separate classes, par value $.001 per share. An unlimited number of shares of four classes, representing the shares of the Portfolios, have been authorized. No class of shares has any preference over any other class.

   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote, such as approval of a Portfolio's agreement with Alger Management. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of the other Portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10 percent of the Fund's outstanding shares.


                                   PERFORMANCE

   Each Portfolio may include quotations of "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i. e., change in value of initial investment, income dividends and capital gains distributions). The "yield" of the Portfolio refers to "net investment income" generated by the Portfolio over a specified thirty-day period. This income is then "annualized." That is, the amount of "net investment income" generated by the Portfolio during that thirty-day period is assumed to be generated over a 12-month period and is shown as a percentage of the investment. "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

   From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio to that of other mutual funds with a similar investment objective. The performance of a Portfolio might be compared to rankings prepared by Lipper Analytical Services, Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the S&P 500. In addition, evaluations of the Portfolios published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY AND THE WALL STREET JOURNAL may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

                      INVESTOR AND SHAREHOLDER INFORMATION

   Investors and shareholders may contact the Fund toll-free at (800) 992-3362 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available on request and without charge by contacting the Fund at the toll-free number listed above.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                           -------------------------

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105



                            THE ALGER RETIREMENT FUND
                            -------------------------
                       Meeting the challenge of investing


                                 ALGER SMALL CAP
                              RETIREMENT PORTFOLIO

                               ALGER MIDCAP GROWTH
                              RETIREMENT PORTFOLIO

                                  ALGER GROWTH
                              RETIREMENT PORTFOLIO

                           ALGER CAPITAL APPRECIATION
                              RETIREMENT PORTFOLIO



                                   PROSPECTUS


                                APRIL   , 1996

================================================================================

                            THE ALGER RETIREMENT FUND
                       ----------------------------------
                       Meeting the challenge of investing




                                 ALGER SMALL CAP
                              RETIREMENT PORTFOLIO

                               ALGER MIDCAP GROWTH
                              RETIREMENT PORTFOLIO

                                  ALGER GROWTH
                              RETIREMENT PORTFOLIO

                           ALGER CAPITAL APPRECIATION
                              RETIREMENT PORTFOLIO




                         STATEMENT |
                     OF ADDITIONAL |  APRIL   , 1996
                       INFORMATION |





================================================================================

                                    THE ALGER
                                   RETIREMENT
                                      FUND


                                 75 Maiden Lane
                            New York, New York 10038
                                 (800) 992-3362


   The Alger Retirement Fund (the "Fund") formerly known as The Alger Defined Contribution Trust is a registered investment company--a mutual fund-- that presently offers interests in the following four portfolios (the "Portfolios"):

           o Alger Small Cap Retirement Portfolio
           o Alger MidCap Growth Retirement Portfolio
           o Alger Growth Retirement Portfolio
           o Alger Capital Appreciation Retirement Portfolio


Shares of the Fund are available for investment without a sales charge through defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Fund but may do so only through a participating Plan.



   A Prospectus for the Fund dated April , 1996, which provides the basic information investors should know before investing, may be obtained without charge by contacting the Fund at the address or phone number above. This Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus. Unless otherwise noted, terms used in this Statement of Additional Information have the same meaning as assigned to them in the Prospectus.



                                    CONTENTS

Investment Objectives and Policies.......................................      2
Net Asset Value..........................................................      7
Purchases and Redemptions................................................      8
Management...............................................................      8
Taxes....................................................................     10
Custodian................................................................     11
Transfer Agent...........................................................     11
Certain Shareholders.....................................................     11
Organization.............................................................     12
Determination of Performance.............................................     13
Financial Statements.....................................................    F-l
Appendix.................................................................    A-l

INVESTMENT OBJECTIVES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The Prospectus discusses the investment objectives of each Portfolio and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

USE OF RATINGS AS INVESTMENT CRITERIA
The ratings of the nationally recognized statistical rating organizations, which are described in the Appendix to this Statement of Additional Information, represent their opinions as to the quality of corporate obligations. It should be emphasized that ratings are general and not absolute standards of quality, and obligations with the same maturity, interest rate and rating may have different yields while obligations of the same maturity and interest rate with different ratings may have the same yield. After being purchased by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by a Portfolio. In such case, although neither event will require the sale of the obligation by a Portfolio, Fred Alger Management, Inc. ("Alger Management") will consider the event in determining whether a Portfolio should continue to hold the obligation.

U.S. GOVERNMENT SECURITIES
Examples of the types of U.S. Government securities that the Portfolios may hold include, in addition to those described in the Prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration.

LENDING OF PORTFOLIO SECURITIES
The Portfolios have the authority to lend securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities.

REPURCHASE AGREEMENTS
Each Portfolio may engage in repurchase agreement transactions with banks, registered broker-dealers and government securities dealers approved by the Fund's Board of Trustees. Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Thus, repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

RULE 144A SECURITIES
Rule 144A under the Securities Act of 1933 is designed to facilitate efficient trading of unregistered securities among institutional investors. The Rule permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ.

Rule 144A allows for a broad institutional trading market for certain securities subject to restriction on resale to the general public. In adopting Rule 144A, the SEC specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. Examples of factors that the Fund's Board of Trustees will take into account in evaluating the liquidity of a Rule 144A security will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). In accordance with Rule 144A, the Board intends to delegate its responsibility to Alger Management to determine the liquidity of each restricted security purchased by a Portfolio, subject to the Board's oversight and review.

Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of a Portfolio could be adversely affected.


OPTIONS (ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO ONLY)

A call option is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high grade short-term obligations in a segregated account held with its custodian. A put option is "covered" if the Portfolio maintains cash or other high grade short-term obligations with a value equal to the exercise price in a segregated account held with its custodian, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio is obligated, in return for the premium received, to make delivery of this amount. The Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management may be forced to liquidate portfolio securities to meet settlement obligations.

The Portfolio has qualified and intends to continue to qualify as a "Regulated Investment Company" under the Internal Revenue Code. One requirement for such qualification is that the Portfolio must derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months. Therefore, the Portfolio may be limited in its ability to engage in options transactions.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to the Portfolio's writing of put and call options, there can be no assurance that the Portfolio will succeed in any option-writing program it undertakes.


STOCK  INDEX  FUTURES  AND  OPTIONS  ON  STOCK  INDEX  FUTURES   (ALGER  CAPITAL
APPRECIATION RETIREMENT PORTFOLIO ONLY)


The Portfolio may enter into stock index futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated market changes and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the Purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Portfolio's use of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. In addition to the initial deposit and variation margin, the Portfolio will maintain in a segregated account with its custodian cash, U.S. Government securities or other high grade short-term obligations in an amount equal to the difference between
(i) the sum of the total deposit and variation margin payments and (ii) the contract amount. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


INVESTMENT RESTRICTIONS
The investment restrictions numbered 1 through 12 below have been adopted by the Fund with respect to each of the Portfolios as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the affected Portfolio. Investment restrictions 13 through 18 may be changed by vote of a majority of the Fund's Board of Trustees at any time.


The investment policies adopted by the Fund prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."


4. Borrowing money, except that (a) all Portfolios other than the Alger Capital Appreciation Retirement Portfolio may borrow for temporary or emergency (but not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; and (b) the Alger Capital Appreciation Retirement Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed five percent of the value of the Portfolio's total assets, the Portfolio, other than the Alger Capital Appreciation Retirement Portfolio, will not make any additional investments. Immediately after any borrowing the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.


5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets, except in connection with borrowings as noted in 4(b) above.


6. Issuing senior securities, except that the Alger Capital Appreciation Retirement Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.


7. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

10. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.


11. Investing in commodities except that the Alger Capital Appreciation Retirement Portfolio may purchase or sell stock index futures contracts and related options thereon if thereafter no more than 5 percent of its total assets are invested in margin and premiums.


12. Purchasing or selling real estate or real estate limited partnerships, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

13. Investing more than 15 percent of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale issued pursuant to Rule 144A of the Securities Act of 1933 may be purchased if they are determined to be liquid, and such purchases would not be subject to the 15 percent limit stated above. The Board of Trustees will in good faith determine the specific types of securities deemed to be liquid and the value of such securities.

14. Investing in oil, gas or other mineral leases, or exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

15. Purchasing any security if as a result the Portfolio would then have more than five percent of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

16. Making investments for the purpose of exercising control or management.

17. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than two percent of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

18. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5 percent of the outstanding securities of the issuer and together they own beneficially more than five percent of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4, the percentage limitations contained in the foregoing restrictions apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

PORTFOLIO TRANSACTIONS
Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the Securities and Exchange Commission (the "SEC") thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion to the extent permitted by law. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter transactions, subject to the requirements of best price and execution. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research services. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the period from November 8, 1993 (commencement of operations) through October 31, 1994, and for the fiscal year ended October 31, 1995, the Fund paid an aggregate of approximately $72,284 and $82,777, respectively, in commissions to broker-dealers in connection with portfolio transactions all of which was paid to Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, receives no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.


NET ASSET VALUE

The Prospectus discusses the time at which the net asset values of the Portfolios are determined for purposes of sales and redemptions. The following is a description of the procedures used by the Fund in valuing the Portfolio's assets.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of money market instruments with maturities of 60 days or less is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS

Shares of the Portfolios are only available for investment through defined contribution retirement plans (the "Plans") which elect to make the Fund an investment option for participants in such Plans. Individuals, including participants in such Plans, cannot directly invest in the Fund but may do so only through a participating Plan. However, the Fund reserves the right to make shares of the Portfolios available to other investors, as may be approved by the Trustees from time to time.

Only the Plans may be record holders of the shares of the Portfolios. Within the limitations applicable to a Plan, a participant in such Plan (a "Participant") may direct the Plan to purchase or redeem shares of the Fund. Participants in a Plan cannot contact the Fund directly to request the purchase or redemption of the shares. Instead, Participants must contact their Plan Sponsor or its agent designated for the purpose of processing purchase and redemption requests. References in the Prospectus and Statement of Additional Information to shareholders are to Plan Sponsors as the record holders of the Fund's shares. The assets of the Fund are not plan assets of any of the Plans.

Shares of the Portfolios are offered by the Fund on a continuous basis to Plan Sponsors of defined contribution retirement plans and are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement"). The Distribution Agreement provides that Alger Inc. accepts orders for shares at net asset value as no sales commission or load is charged.

Purchases and redemptions of shares of a Portfolio will be effected on days on which the New York Stock Exchange (the "NYSE") is open for trading. Such purchases and redemptions of the shares of each Portfolio are effected at their respective net asset values per share determined as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on that same day. See "Net Asset Value." Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after receipt of redemption requests.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND
The names of the Trustees and officers of the Fund, together with information concerning their principal business occupations, are set forth below. Each of the officers of the Fund is also an officer, and each of the trustees is also a director or trustee, as the case may be, of other investment companies for which Alger Management serves as investment adviser. Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger III and David D. Alger are brothers. Unless otherwise noted, the address of each person named below is 75 Maiden Lane, New York, New York 10038.

NAME, POSITION WITH
THE FUND AND ADDRESS                   PRINCIPAL OCCUPATIONS


Fred M. Alger III                      Chairman of the Board of Alger Associates, Inc. ("Associates"), Alger Inc.,
  Chairman of the Board                Alger Management, Alger Properties, Inc. ("Properties"), Alger Shareholder Services, Inc.
                                       ("Services"), Alger Life Insurance Agency, Inc. ("Agency")  and Analysts Resources, Inc.
                                       ("ARI").

David D. Alger                         President and Director of Associates, Alger Management,
  President and Trustee                Alger Inc., Properties, Services and Agency; Executive Vice President and Director of ARI.

Gregory S. Duch                        Executive Vice President, Treasurer and Director of Alger Management and
  Treasurer                            Properties; Executive Vice President and Treasurer of Associates, Alger Inc.,
                                       ARI, Services and Agency.


Mary E. Marsden-Cochran                General Counsel and Secretary, Associates, Alger Management, Alger Inc., Properties, ARI,
  Secretary                            Services and Agency (2/96-present); Associate General Counsel and Vice President, Smith
                                       Barney Inc. (12/94-2/96), Blue Sky Attorney, AMT Capital (1/94-11/94)


Frederick A. Blum                      Senior Vice President of Associates, Alger Management, Alger Inc.,
  Assistant Secretary                  Properties, ARI, Services and Agency.


Arthur M. Dubow                        President of Fourth Estate, Inc.; private investor since 1985;
  Trustee                              Director of Coolidge Investment Corporation; formerly
  P.O. Box 969                         Chairman of the Board of Institutional Shareholder Services, Inc.
  Wainscott, NY 11975

Stephen E. O'Neil                      Of counsel to the law firm of Baker, Nelson, Mishkin & Kohler; private
Trustee                                investor since 1981;  Director of NovaCare,  Inc.,  Syntro
460 Park Avenue                        Corporation and Brown Forman Distillers Corporation;  formerly
New York, NY 10021                     President and Vice Chairman of City Investing Company
                                       and Director of Centerre Bancorporation.

Nathan Emile Saint-Amand, M. D.        Medical doctor in private practice.
  Trustee
  2 East 88th Street
  New York, NY 10128

John T. Sargent                        Private investor since 1987; Director of River Bank America and
  Trustee                              Atlantic Mutual Insurance Co.
  14 E. 69th Street
  New York, NY 10021

No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of Alger Management or its affiliates a quarterly fee of $1,500, which is reduced by the proportion of the meetings not attended by the Trustee during the quarter.


The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 1995. The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended October 31, 1995.



                               COMPENSATION TABLE
                                                                       TOTAL COMPENSATION PAID TO TRUSTEES FROM
                                                                              THE ALGER RETIREMENT FUND,
                                                AGGREGATE                           THE ALGER FUND,
                                            COMPENSATION FROM                  THE ALGER AMERICAN FUND,
                                               THE ALGER                 CASTLE CONVERTIBLE FUND, INC. AND
       NAME OF PERSON, POSITION             RETIREMENT FUND                          SPECTRA FUND
       ------------------------             -----------------          ----------------------------------------
       Arthur M. Dubow, Trustee                  $6,000                                 $28,250
       Stephen E. O'Neil, Trustee                $6,000                                 $28,250
       Nathan E. Saint-Amand, Trustee            $6,000                                 $28,250
       John T. Sargent, Trustee                  $6,000                                 $28,250



INVESTMENT MANAGER
Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management pays the salaries of all officers who are employed by both it and the Fund. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

Alger Management has agreed that, if in any fiscal year the aggregate expenses of any Portfolio (including fees payable pursuant to its Management Agreement but excluding interest, taxes, brokerage expenses, distribution expenses and if permitted by the relevant state securities commissions, certain other expenses including extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Portfolio, Alger Management will reimburse the Portfolio for that excess expense to the extent required by state law. An expense reimbursement, if any, will be estimated and reconciled daily and paid on a monthly basis. At the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Portfolio is 2.5 percent of the Portfolio's first $30 million of average net assets, 2.0 percent of the next $70 million of average net assets and 1.5 percent of the remaining average net assets. However, under this limitation, Alger Management will not be required to reimburse a Portfolio an amount in excess of its management fee earned with respect to that Portfolio.



During the period from November 8, 1993 (commencement of operations) through October 31, 1994, and for the fiscal year ended October 31, 1995, Alger Management earned under the terms of the Management Agreements $65,445 and $81,537, respectively, in respect of the Alger Growth Retirement Portfolio; $64,542 and $130,610, respectively, in respect of the Alger Small Cap Retirement Portfolio; $46,090 and $66,230, respectively, in respect of the Alger MidCap Growth Retirement Portfolio; and $41,006 and $55,348, respectively, in respect of the Alger Capital Appreciation Retirement Portfolio.



INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP serves as independent public accountants for the Fund.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, a Portfolio will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Portfolio must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Portfolio's business of investing in securities; (3) derive less than 30% of its annual gross income from the sale or other disposition of securities, options, futures or forward contracts held for less than three months; and (4) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio (a) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Portfolio's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Portfolio controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Portfolio may be restricted in the selling of securities held by the Portfolio for less than three months and in the utilization of certain of the investment techniques described above and in the Fund's prospectus. As a regulated investment company, each Portfolio will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain. However, each Portfolio expects to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

CUSTODIAN


NatWest Bank N.A., 10 Exchange Place, Jersey City, New Jersey 07302, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.


TRANSFER AGENT

Alger Shareholder Services, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Alger Shareholder Services, Inc. processes purchases and redemptions of shares of the Portfolio, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund.

CERTAIN SHAREHOLDERS



Set forth below is certain information regarding significant shareholders of the Portfolios. The Fred Alger & Company, Incorporated et al Pension Plan and the Fred Alger Company, Incorporated et al Profit Sharing Plan (the "Plans") owned beneficially or of record 19.22% and 24.33%, respectively, of the Alger Small Cap Retirement Portfolio; 42.63% and 52.49%, respectively, of the Alger Defined Contribution Growth Portfolio; 40.76% and 51.52%, respectively, of the Alger MidCap Growth Retirement Portfolio; and 42.87% and 51.97%, respectively, of the Alger Captial Appreciation Retirement Portfolio at February 14, 1996. The only participants in the Plans are past and present employees of Alger Inc. (a Delaware corporation), Alger Management (a New York corporation), Alger Shareholder Services, Inc. (a Delaware corporation) and Analysts Resources, Inc. (a Delaware corporation). Alger Management is a wholly owned subsidiary of Alger Inc., which in turn is a wholly owned subsidiary of Alger Associates, Inc. ("Associates") (a Delaware corporation). All the other corporations listed above are also wholly owned subsidiaries of Associates. As of February 21, 1996, Fred
M. Alger III and David D. Alger owned approximately 53% and 17%, respectively, of Associates and may be deemed to control that company and its subsidiaries. The Plans may be deemed to control the Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios. It can be expected, however, that this effect will diminish as investors other than those identified above purchase additional shares of the Portfolios.



The following table contains information regarding persons known to the Fund who own beneficially or of record five percent or more of the shares of any Portfolio. Unless otherwise noted, the address of each owner is 75 Maiden Lane, New York, New York 10038. All holdings are expressed as a percentage of a

Portfolio's outstanding shares as of February 21, 1996 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.



                                                                                         Alger
                                  Alger               Alger             Alger           Capital
                                Small Cap            Growth         MidCap Growth    Appreciation
                               Retirement           Retirement        Retirement      Retirement
Name and                        Portfolio           Portfolio         Portfolio        Portfolio
Address                         (Record/            (Record/          (Record/         (Record/
of Shareholders                Beneficial)         Beneficial)       Beneficial)      Beneficial)

---------------                -----------         -----------       -----------      -----------
Fred Alger & Company,
Incorporated et al
Pension Plan                  19.22%/19.22%       42.63%/42.63%     40.76%/40.76%    42.87%/42.87%


Fred Alger & Company,
Incorporated et al
Profit Sharing Plan           24.33%/24.33%       52.49%/52.49%     51.52%/51.52%    51.97%/51.97%


Fred Alger & Company,
Incorporated
401(k) Plan                     -*- / -*-           -*- / -*-        7.19%/7.19%       -*- / -*-


Wachovia Bank of NC
Trustee for The
  Spacelabs Issop
P. O. Box 3075
Winston-Salem,
  NC 27102-3075                7.99%/ -0-           -0- / -0-         -0- / -0-        -0- / -0-

Firnap & Co. Trustee
fbo Mentor Graphics
First Interstate Bank
  of Oregon
P. O. Box 2971
Portland, OR 97208             41.26%/ -0-          -0- / -0-         -0- / -0-        -0- / -0-

Officers and Trustees
of the Fund in the
Aggregate**                     -0- / -0-           -0- / -0-         -0- / -0-        -0- / -0-


----------
 *Indicates shareholder owns less than 5% of the Portfolio's shares.
**Certain  officers and Trustees of the Fund are  participants in one or more of the Fred Alger and Company  Incorporated Pension Plan, Profit Sharing Plan and
  401(k) Plan and may therefore, as a group, be deemed to be indirect holders of the following  interests in the  Portfolios:  Small Cap Retirement  Portfolio,
  __%; Growth Retirement  Portfolio,  __%; MidCap Growth  Retirement  Portfolio,
  __%; Capital Appreciation Retirement Portfolio, __%.


ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated July 14, 1993 (the "Trust Agreement"). The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Agreement and Declaration of Trust. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.



On April __, 1996, the names of the Fund and its underlying portfolios were changed as follows:

From:                                   To:

The Alger Defined                       The Alger Retirement Fund
  Contribution Trust

Alger Defined Contribution              Alger Small Cap Retirement
  Small Cap Portfolio                     Portfolio

Alger Defined Contribution              Alger MidCap Growth
  MidCap Growth Portfolio                 Retirement Portfolio

Alger Defined Contribution              Alger Growth Retirement
  Growth Portfolio                        Portfolio

Alger Defined Contribution              Alger Capital Appreciation
  Leveraged AllCap Portfolio               Retirement Portfolio



DETERMINATION OF PERFORMANCE
The "total return" and "yield" described in the Prospectus as to each of the Portfolios, are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--A Portfolio's average annual total return described in the Prospectus is computed according to the following formula:
                                         /n/
                                  P (1+T) =ERV

Where:   P =   a hypothetical initial payment of $1,000

         T =   average annual total return

         n =   number of years

       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);

The average annual total returns for the Portfolios for the periods indicated below were as follows:
                                  Period from
                                   Inception*      Year-Ended
                                through 10/31/95    10/31/95
                                ----------------    --------

Alger Small Cap Retirement
  Portfolio                          34.54%          66.19%
Alger MidCap Growth Retirement
  Portfolio                          34.42           54.10
Alger Growth Retirement
  Portfolio                          19.50           37.10
Alger Capital Appreciation
  Retirement Portfolio               25.02           54.40


* Commenced operations on November 8, 1993.

B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:

                           a-b      /6/
               YIELD = 2[(----- + 1)   - 1]
                            cd
Where:   a = dividends and interest earned during the period.

         b = expenses accrued for the period (net of reimbursements).

         c = The average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.

IN GENERAL
Current performance information for the Portfolios may be obtained by calling the Fund at the telephone number provided on the cover page of this Statement of Additional Information. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio.

From time to time, in advertisements or in reports to shareholders, the performances of the Portfolios may be quoted and compared to those of other funds and accounts with similar investment objectives. In connection with communicating its "yield" or "total return" to current or prospective shareholders, each of the other Portfolios may compare these figures to the performance of other mutual funds with similar investment objectives that are tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

--------------------------------------------------------------------------------

THE ALGER DEFINED CONTRIBUTION TRUST
ALGER DEFINED CONTRIBUTION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS

October 31, 1995
   SHARES   COMMON STOCKS--97.7%                         VALUE
   ------                                                -----
            AIRLINES--1.0%
    2,000   Delta Air Lines Inc...................$    131,250
                                                  ------------


            COMMUNICATIONS--5.6%
    3,500   Century Telephone Enterprises, Inc....     101,500
    6,000   DSC Communications Corporation*.......     222,000
    2,000   Glenayre Technologies Inc.*...........     128,500
    8,000   Tellabs, Inc.*........................     272,000

                                                  ------------
                                                       724,000
                                                  ------------

            COMPUTER RELATED &
              BUSINESS EQUIPMENT--15.2%
    6,600   Altera Corporation*...................     399,300
    3,000   Bay Networks Inc.*....................     198,750
    4,000   Dell Computer Corporation*............     186,500
    3,200   Hewlett-Packard Company...............     296,400
    3,700   Read-Rite Corporation*................     129,038
    6,000   Seagate Technology*...................     268,500
    5,000   3 Com Corp.*..........................     235,000
    5,900   Xilinx, Inc.*.........................     271,400
                                                  ------------
                                                     1,984,888
                                                  ------------

            COMPUTER SOFTWARE--3.0%
    4,500   Enterprise Systems Inc.*..............     105,188
   10,000   Informix Corporation*.................     291,250
                                                  ------------
                                                      396,438
                                                  ------------

            COMPUTER TECHNOLOGY--1.5%
    2,000   AVX Corporation*......................      62,250
    3,900   Silicon Graphics, Inc.*...............     129,675
                                                  ------------
                                                       191,925
                                                  ------------

            DEFENSE--4.8%
    2,679   Lockheed Martin Corp..................     182,506
    6,000   Loral Corporation.....................     177,750
    3,300   McDonnell Douglas Corporation.........     269,775
                                                  ------------
                                                       630,031
                                                  ------------

            FINANCIAL SERVICES--5.4%
    4,965   First Data Corporation................     328,294
    4,300   Lehman Brothers Holdings Inc..........      93,524
    5,000   Merrill Lynch & Co., Inc..............     277,500
                                                  ------------
                                                       699,318
                                                  ------------

            FREIGHT--2.0%
    3,200   Federal Express Corp.*................     262,800
                                                  ------------

            HEALTHCARE--23.1%
    3,100   Apria Healthcare Group Inc.*..........      67,038
   10,000   Biochem Pharma Inc.*..................     382,500
    3,000   Boston Scientific Corporation*........     126,375
    5,000   Cardinal Health, Inc..................     256,875
    5,000   Columbia/HCA Healthcare Corporation...     245,625
    5,800   Healthsource Inc.*....................     307,400
    3,000   Lilly (Eli) Co........................     289,875
    3,200   Medtronic, Inc........................     184,800
    5,200   Merck & Co., Inc......................     299,000
    1,200   Nellcor Puritan Bennett Inc.*.........      69,000
    1,800   Oxford Health Plans, Inc.*............     140,850
    6,000   SmithKline Beecham PLC ADS............     311,250
    6,200   Summit Technology Inc.*...............     275,900
    2,000   United Dental Care, Inc.*.............      61,000
                                                  ------------
                                                     3,017,488
                                                  ------------

            LEISURE & ENTERTAINMENT--3.1%
    3,000   Disney (Walt) Productions.............     172,875
    4,500   Viacom Inc. Cl. B.*...................     225,000
                                                  ------------
                                                       397,875
                                                  ------------
            PAPER PACKAGING &
              FOREST PRODUCTS--2.6%
    3,900   Alco Standard Corporation.............     345,150
                                                  ------------

            POLLUTION CONTROL--1.6%
   10,000   USA Waste Services Inc.*..............     210,000
                                                  ------------
            RESTAURANTS & LODGING--3.0%
   10,000   Lone Star Steakhouse & Saloon, Inc.*..     386,250
                                                  ------------

            RETAILING--6.0%
   15,250   OfficeMax Inc.*.......................     377,437
    4,500   Tandy Corporation.....................     222,188
    4,000   Viking Office Products, Inc.*.........     178,000
                                                  ------------
                                                       777,625
                                                  ------------
            SEMICONDUCTORS--11.6%
    3,500   Cirrus Logic, Inc.*...................     147,437
    5,500   Integrated Device Technology, Inc.*...     104,500
    2,200   Intel Corporation.....................     153,725
    6,000   LSI Logic Corporation*................     282,750
    5,000   Linear Technology Corporation.........     218,750
    3,000   Maxim Integrated Products, Inc.*......     224,250
    2,600   Micron Technology, Inc................     183,625
    3,000   Texas Instruments, Incorporated.......     204,750
                                                  ------------
                                                     1,519,787
                                                  ------------
            SEMICONDUCTORS
              CAPITAL EQUIPMENT--4.6%
    6,600   Applied Materials, Inc.*..............     330,825
    7,500   Opal, Inc.*...........................     113,438
    4,500   Teradyne, Inc.*.......................     150,188
                                                  ------------
                                                       594,451
                                                  ------------

            MISCELLANEOUS--3.6%
    5,000   Loewen Group Inc......................     200,238
    6,700   Service Corporation International.....     268,838
                                                  ------------
                                                       469,076
                                                  ------------

            Total Common Stocks (Cost $10,242,384)  12,738,352
                                                  ------------

PRINCIPAL
   AMOUNT   SHORT-TERM CORPORATE NOTES--3.4%
---------
 $445,000   Washington Square Mortgage Co.,
              5.78%, 11/3/95
              (Cost $444,857).....................     444,857
                                                  ------------
  Total Investments (Cost $10,687,241)(a)   101.1%  13,183,209
Liabilities in Excess of Other Assets        (1.1)    (141,472)
                                            -----   ----------
  Net Assets.............................   100.0% $13,041,737
                                            =====   ==========

  *Non-income producing security.
(a)At October 31, 1995, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,687,241, amounted to $2,495,968 which consisted of aggregate gross unrealized appreciation of $2,722,814 and aggregate gross unrealized depreciation of $226,846.

                       See Notes to Financial Statements.

THE ALGER DEFINED CONTRIBUTION TRUST
ALGER DEFINED CONTRIBUTION SMALL CAP PORTFOLIO
SCHEDULE OF INVESTMENTS

October 31, 1995
   SHARES   COMMON STOCKS--94.3%                         VALUE
   ------                                                -----
            BUILDING & CONSTRUCTION--.4%
    3,000   U.S. Home Corporation*................ $    80,625
                                                  ------------

            COMMUNICATIONS--16.5%
    5,000   Ascend Communications, Inc.*..........     325,000
   12,000   DSC Communications Corporation*.......     444,000
   10,875   Glenayre Technologies Inc.*...........     698,719
    9,000   Network Equipment Technologies, Inc.*.     293,625
   16,400   Tellabs, Inc.*........................     557,600
   16,000   U.S. Robotics Corp.*..................   1,480,000
                                                  ------------
                                                     3,798,944
                                                  ------------
            COMPUTER RELATED &
              BUSINESS EQUIPMENT--11.7%
   12,200   Altera Corporation*...................     738,100
    7,000   Bay Networks Inc.*....................     463,750
    4,600   Dell Computer Corporation*............     214,475
    5,000   Digital Equipment Corporation*........     270,625
   15,000   ESS Technology, Inc.*.................     450,000
    2,000   Komag, Incorporated*..................     114,000
    7,000   Read-Rite Corporation*................     244,125
    4,500   Xilinx, Inc...........................     207,000
                                                  ------------
                                                     2,702,075
                                                  ------------
            COMPUTER SOFTWARE--10.6%
    9,000   Activision Inc.*......................     150,750
    4,000   Electronics For Imaging Inc.*.........     329,000
    7,000   EPIC Design Technology, Inc.*.........     322,000
   16,600   Informix Corporation*.................     483,475
   10,000   Logic Works Inc.*.....................     152,500
    5,000   Maxis Inc.*...........................     221,250
   23,000   S3 Incorporated*......................     393,875
   12,000   Softkey International Inc.*...........     378,000
                                                  ------------
                                                     2,430,850
                                                  ------------
            COMPUTER TECHNOLOGY--5.6%
    3,000   Actel Corporation*....................      35,250
    5,700   Adaptec Inc.*.........................     253,650
   17,600   C.P. Clare Corporation*...............     455,400
    3,000   Integrated Silicon Systems, Inc. *....      88,125
   15,000   Pinnacle Systems, Inc.*...............     470,625
                                                  ------------
                                                     1,303,050
                                                  ------------
            CONSUMER PRODUCTS--2.5%
   15,000   De Rigo Spa (ADR)*....................     309,375
    8,000   Oakley, Inc.*.........................     276,000
                                                  ------------
                                                       585,375
                                                  ------------

            HEALTHCARE--10.6%
   20,000   AHI Healthcare Systems, Inc.*.........     280,000
   16,500   Biochem Pharma Inc.*..................     631,125
   10,000   Depotech Corp.*.......................     145,000
    2,000   HBO & Company.........................     141,500
    5,000   Hologic, Inc.*........................     130,000
   12,500   IMNET Systems, Inc.*..................     317,188
   10,000   Liposome Company Inc.*................     153,750
    6,100   Metra Biosystems, Inc.*...............     112,850
    7,575   PhyCor Inc.*..........................     278,381
    5,400   Summit Technology, Inc.*..............     240,300
                                                  ------------
                                                     2,430,094
                                                  ------------
            POLLUTION CONTROL--2.3%
    5,800   United Waste Systems, Inc.*...........     229,100
   14,500   USA Waste Services, Inc.*.............     304,500
                                                  ------------
                                                       533,600
                                                  ------------
            RESTAURANTS & LODGING--2.9%
    5,600   DF&R Restaurants, Inc.*...............     170,800
    5,000   Lone Star Steakhouse & Saloon, Inc.*..     193,125
    9,499   Outback Steakhouse, Inc.*.............     298,030
                                                  ------------
                                                       661,955
                                                  ------------
            RETAILING--4.4%
    5,300   CompUSA Inc.*.........................     202,725
    7,400   Fabri-Centers Of America Inc. Cl A.*..     110,075
    7,400   Fabri-Centers Of America Inc. Cl B.*..      86,025
    6,000   Guest Supply Inc.*....................     113,250
   16,500   OfficeMax, Inc.*......................     408,375
    2,034   Viking Office Products, Inc.*.........      90,512
                                                  ------------
                                                    1,010,962
                                                  ------------
            SEMICONDUCTORS--19.4%
    9,750   Alliance Semiconductor Corp.*.........     299,813
   13,000   Cirrus Logic, Inc.*...................     547,625
   16,600   Integrated Device Technology, Inc.*...     315,400
    9,500   LSI Logic Corporation*................     447,688
   13,500   Linear Technology Corporation.........     590,625
   10,800   Maxim Integrated Products Inc.*.......     807,300
    9,000   Micrel, Incorporated*.................     204,750
   20,500   Micro Linear Corporation*.............     315,188
   17,000   Microchip Technology Incorporated*....     674,696
   10,900   TriQuint Semiconductor, Inc.*.........     247,975
                                                  ------------
                                                     4,451,060
                                                  ------------
            SEMICONDUCTORS
              CAPITAL EQUIPMENT--7.4%
    5,000   AG Associates, Inc.*..................     110,625
    8,000   FSI International, Inc.*..............     190,000
    8,000   GaSonics International Corp.*.........     264,000
    5,000   OnTrak Systems, Inc.*.................      98,125
    5,200   Opal, Inc.*...........................      78,650
    7,000   PRI Automation, Inc.*.................     259,000
    5,700   Silicon Valley Group, Inc.*...........     184,538
   12,000   Tencor Instruments*...................     511,500
                                                  ------------
                                                     1,696,438
                                                  ------------
            Total Common Stocks (Cost $15,131,252)  21,685,028


PRINCIPAL
   AMOUNT   SHORT-TERM CORPORATE NOTES--5.0%
---------
 $225,000   International Lease Finance Corp.,
              5.72%, 11/01/95.....................     225,000
  358,000   State Mutual Life Assurance Co. of
              America,
              5.73%, 11/03/95.....................     357,886
  578,000   Washington Square Mortgage Co.,
              5.78%, 11/03/95.....................     577,815
                                                  ------------
            Total Short-Term Corporate Notes
              (Cost $1,160,701)...................   1,160,701
                                                  ------------

  Total Investments (Cost $16,291,953)(a)   99.3%   22,845,729
  Other Assets in Excess of Liabilities..     .7       155,837
                                           ------ ------------
  Net Assets.............................  100.0%  $23,001,566
                                           ====== ============
----------
  *Non-income producing security.
(a)At October 31, 1995, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,291,953, amounted to $6,553,776 which consisted of aggregate gross unrealized appreciation of $6,796,262 and aggregate gross unrealized depreciation of $242,486.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER DEFINED CONTRIBUTION TRUST
ALGER DEFINED CONTRIBUTION MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS

October 31, 1995
   SHARES   COMMON STOCKS--95.4%                        VALUE
   ------                                               -----
            APPAREL--1.7%
    5,000   Tommy Hilfiger Corporation*........... $    190,625
                                                   ------------

            BUILDING & CONSTRUCTION--.9%
    3,000   Pulte Corp............................      94,875
                                                   -----------

            COMMUNICATIONS--11.2%
    4,000   Ascend Communications, Inc.*..........     260,000
    3,000   Century Telephone Enterprises, Inc....      87,000
    3,400   DSC Communications Corporation*.......     125,800
    4,050   Glenayre Technologies Inc.*...........     260,212
    9,000   Tellabs, Inc.*........................     306,000
    2,000   U.S. Robotics Corp.*..................     185,000
                                                   -----------
                                                     1,224,012
                                                   -----------
            COMPUTER RELATED &
              BUSINESS EQUIPMENT--21.7%
    5,200   Altera Corporation*...................     314,600
    6,000   Bay Networks Inc.*....................     397,500
    2,700   Cisco Systems, Inc.*..................     209,250
    4,800   Dell Computer Corporation*............     223,800
    7,000   ESS Technology, Inc.*.................     210,000
    3,000   Read-Rite Corporation*................     104,625
    5,000   Seagate Technology*...................     223,750
    8,000   3 Com Corp.*..........................     376,000
    6,700   Xilinx, Inc.*.........................     308,200
                                                   -----------
                                                     2,367,725
                                                   -----------

            COMPUTER SOFTWARE--2.7%
    6,000   Informix Corporation*.................     174,750
    2,000   Learning Company (The)*...............     118,000
                                                   -----------
                                                       292,750
                                                   -----------

            COMPUTER TECHNOLOGY--5.1%
    2,000   AVX Corporation*......................      62,250
    2,800   Adaptec, Inc.*........................     124,600
    2,000   Integrated Silicon Systems, Inc.*.....      58,750
   10,000   Pinnacle Systems, Inc.*...............     313,750
                                                   -----------
                                                       559,350
                                                   -----------

            CONSUMER PRODUCTS--1.8%
    5,700   Oakley, Inc.*.........................     196,650
                                                   -----------

            FINANCIAL SERVICES--1.4%
    3,000   Advanta Corp. Class B.................     107,250
    1,800   Schwab (Charles) Corporation (The)....      41,175
                                                   -----------
                                                       148,425
                                                   -----------

            HEALTHCARE--16.1%
    3,100   Apria Healthcare Group Inc.*..........      67,037
    7,500   Biochem Pharma Inc.*..................     286,875
    2,000   Boston Scientific Corporation*........      84,250
    5,000   Cardinal Health, Inc..................     256,875
    2,000   Genzyme Corp.--General Division*.......    116,500
    5,550   Health Management Associates, Inc.*...     119,325
    5,500   Healthsource, Inc.*...................     291,500
    4,000   MedPartners, Inc.*....................     112,000
      900   Nellcor Puritan Bennett Inc.*.........      51,750
    1,500   Oxford Health Plans, Inc.*............     117,375
    5,600   Summit Technology Inc.*...............     249,200
                                                   -----------
                                                     1,752,687
                                                   -----------

            POLLUTION CONTROL--2.3%
   12,000   USA Waste Services, Inc.*.............     252,000
                                                   -----------

            RESTAURANTS & LODGING--4.2%
    6,000   La Quinta Inns, Inc...................     154,500
    8,000   Lone Star Steakhouse & Saloon, Inc.*..     309,000
                                                   -----------
                                                       463,500
                                                   -----------
            RETAILING--8.5%
    1,500   CompUSA Inc.*.........................      57,375
    8,000   Global DirectMail Corp.*..............     218,000
   13,500   OfficeMax, Inc.*......................     334,125
    4,600   Tandy Corporation.....................     227,125
    2,000   Viking Office Products, Inc.*.........      89,000
                                                   -----------
                                                       925,625
                                                   -----------
            SEMICONDUCTORS--9.9%
    4,000   Alliance Semiconductor Corp.*.........     123,000
    2,800   Cirrus Logic, Inc.*...................     117,950
    5,100   Integrated Device Technology, Inc.*...      96,900
    5,000   LSI Logic Corporation*................     235,625
    2,000   Linear Technology Corporation.........      87,500
    4,000   Maxim Integrated Products, Inc.*......     299,000
    3,000   Microchip Technology Incorporated*....     119,063
                                                   -----------
                                                     1,079,038
                                                   -----------

            SEMICONDUCTORS
              CAPITAL EQUIPMENT--3.9%
    2,000   ASM Lithography Holdings*.............      99,250
    2,000   Lam Research Corporation*.............     121,750
    2,500   Silicon Valley Group, Inc.*...........      80,937
    3,800   Teradyne, Inc.*.......................     126,825
                                                   -----------
                                                       428,762
                                                   -----------

            MISCELLANEOUS--4.0%
    5,000   Loewen Group Inc......................     200,237
    5,800   Service Corporation International.....     232,725
                                                   -----------
                                                       432,962
                                                   -----------
            Total Common Stocks (Cost $7,364,730).  10,408,986
                                                   -----------

PRINCIPAL
   AMOUNT   SHORT-TERM CORPORATE NOTES--4.5%


 $490,000   State Mutual Life Assurance Co. of America,
              5.73%, 11/03/95
              (Cost $489,844).....................     489,844
                                                   -----------

  Total Investments (Cost $7,854,574)(a).   99.9%   10,898,830
  Other Assets in Excess of Liabilities .     .1        15,499
                                           ------- -----------
  Net Assets.............................  100.0%  $10,914,329
                                           ======= ===========

  *Non-income producing security.
(a)At October 31, 1995, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,854,574, amounted to $3,044,256 which consisted of aggregate gross unrealized appreciation of $3,208,051 and aggregate gross unrealized depreciation of $163,795.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER DEFINED CONTRIBUTION TRUST
ALGER DEFINED CONTRIBUTION LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS

October 31, 1995
   SHARES   COMMON STOCKS--95.2%                        VALUE
   ------                                               -----
            APPAREL--.9%
    2,000   Tommy Hilfiger Corporation*........... $    76,250
                                                   -----------

            COMMUNICATIONS--7.7%
    4,600   ADC Telecommunications, Inc.*.........     184,000
    2,100   Glenayre Technologies Inc.*...........     134,925
    4,900   Network Equipment Technologies, Inc.*.     159,862
    1,600   U.S. Robotics Corp.*..................     148,000
                                                   -----------
                                                       626,787
                                                   -----------
            COMPUTER RELATED &
              BUSINESS EQUIPMENT--18.4%
    5,100   Altera Corporation*...................     308,550
    3,100   Bay Networks Inc.*....................     205,374
    2,100   Cisco Systems, Inc.*..................     162,750
   15,000   Creative Technology, Ltd.*............     174,375
    4,000   Dell Computer Corporation*............     186,500
    4,200   3 Com Corp.*..........................     197,400
    5,700   Xilinix, Inc.*........................     262,200
                                                   -----------
                                                     1,497,149
                                                   -----------
            COMPUTER SOFTWARE--8.5%
   10,000   Activision Inc.*......................     167,500
    3,200   Electronics For Imaging Inc.*.........     263,200
    3,000   Maxis Inc.*...........................     132,750
    7,400   S3 Incorporated*......................     126,725
                                                   -----------
                                                       690,175
                                                   -----------
            COMPUTER TECHNOLOGY--5.6%
    7,400   C.P. Clare Corporation*...............     191,474
    6,700   Pinnacle Systems, Inc.*...............     210,212
    1,800   VideoServer Inc.*.....................      54,900
                                                   -----------
                                                       456,586
                                                   -----------

            CONSUMER PRODUCTS--2.1%
    5,000   Oakley, Inc.*.........................     172,500
                                                   -----------

            HEALTHCARE--12.7%
    8,000   Biochem Pharma Inc.*..................     306,000
    1,600   Cardinal Health, Inc..................      82,200
    1,000   Genzyme Corp.--General Division*......      58,250
    2,300   Healthsource, Inc.*...................     121,900
    5,200   Liposome Company Inc.*................      79,950
    2,000   Medtronic, Inc........................     115,500
    2,000   Summit Technology Inc.*...............      89,000
    1,500   Target Therapeutics, Inc.*............     116,250
    2,000   United Dental Care Inc.*..............      61,000
                                                   -----------
                                                     1,030,050
                                                   -----------

            POLLUTION CONTROL--2.9%
    4,000   United Waste Systems, Inc.*...........     158,000
    3,500   USA Waste Services, Inc.*.............      73,500
                                                   -----------
                                                       231,500
                                                   -----------

            RESTAURANTS & LODGING--.7%
    1,800   Outback Steakhouse, Inc.*.............      56,475
                                                   -----------

            RETAILING--1.4%
    4,500   OfficeMax, Inc.*......................     111,375
                                                   -----------

            SEMICONDUCTORS--23.9%
    2,000   Alliance Semiconductor Corp.*.........      61,500
    4,000   Cirrus Logic, Inc.*...................     168,500
    6,400   Integrated Device Technology, Inc.*...     121,600
    3,400   LSI Logic Corporation*................     160,225
    4,800   Linear Technology Corporation+........     210,000
    4,000   Maxim Integrated Products, Inc.*......     299,000
    4,500   Micrel, Incorporated*.................     102,375
   16,500   Micro Linear Corporation*+............     253,688
    4,300   Microchip Technology Incorporated*+...     170,657
    3,000   Micron Technology, Inc.+..............     211,875
    1,600   Texas Instruments, Incorporated.......     109,200
    3,000   TriQuint Semiconductor, Inc.*.........      68,250
                                                   -----------
                                                     1,936,870
                                                   -----------
            SEMICONDUCTORS
              CAPITAL EQUIPMENT--10.4%
    4,600   Applied Materials, Inc.*..............     230,575
    5,000   ASM Lithography Holdings*.............     248,125
    6,100   FSI International, Inc.*..............     144,875
    7,200   On Trak Systems, Inc.*................     141,300
    1,800   Tencor Instruments*...................      76,725
                                                   -----------
                                                       841,600
                                                   -----------
            Total Common Stocks (Cost $6,169,894).   7,727,317
                                                   -----------

            WARRANTS--1.8%
            SEMI-CONDUCTORS
    4,000   Intel Corp. Warrants,
              expire 3/14/98 (Cost $141,833)......     148,000
                                                   -----------

  Total Investments (Cost $6,311,727)(a).   97.0%    7,875,317
  Other Assets in Excess of Liabilities..    3.0       240,702
                                           ------- -----------
  Net Assets.............................  100.0%   $8,116,019
                                           ======= ===========

  *Non-income producing security.
  +Securities partially or fully pledged (see note 5).
(a)At October 31, 1995, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,311,727, amounted to $1,563,590 which consisted of aggregate gross unrealized appreciation of $1,900,810 and aggregate gross unrealized depreciation of $337,220.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER DEFINED CONTRIBUTION TRUST
STATEMENTS OF ASSETS AND LIABILITIES

October 31, 1995

                                                                                                       MIDCAP             LEVERAGED
                                                              GROWTH             SMALL CAP             GROWTH              ALLCAP
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                             ---------           ---------            ---------           ---------
ASSETS:
Investments in securities, at value (identified cost*)-
  see accompanying schedules of investments.............  $13,183,209          $22,845,729         $10,898,830           $7,875,317
Cash....................................................       39,441              664,256              41,870              178,136
Receivable for investment securities sold...............           --              504,972             104,105              663,488
Receivable for shares of beneficial interest sold.......        6,018               61,566               6,365                3,383
Dividends receivable....................................          778                  540                 252                  192
Organizational expenses, net............................        2,114                2,114               2,114                2,114
Prepaid expenses........................................        1,380                3,117               1,226                1,153
                                                          -----------          -----------         -----------           ----------
    Total Assets........................................   13,232,940           24,082,294          11,054,762            8,723,783
                                                          -----------          -----------         -----------           ----------

LIABILITIES:
Payable for investment securities purchased.............      168,716            1,049,104             119,383              277,744
Demand loan payable to bank.............................           --                   --                  --              302,600
Interest payable........................................           --                   --                  --                6,739
Accrued investment management fees......................        8,554               16,742               7,440                5,972
Accrued expenses........................................       13,933               14,882              13,610               14,709

    Total Liabilities...................................      191,203            1,080,728             140,433              607,764
                                                          -----------          -----------         -----------           ----------
NET ASSETS..............................................  $13,041,737          $23,001,566         $10,914,329           $8,116,019
                                                          ===========          ===========         ===========           ==========

Net Assets Consist of:
  Paid-in capital.......................................  $ 7,663,834          $14,001,808        $  6,253,075           $4,817,747
  Undistributed net investment income
    (accumulated loss)..................................      (44,939)            (172,946)           (108,429)            (273,102)
  Undistributed net realized gain.......................    2,926,874            2,618,928           1,725,427            2,007,784
  Net unrealized appreciation...........................    2,495,968            6,553,776           3,044,256            1,563,590
                                                          -----------          -----------         -----------           ----------

NET ASSETS..............................................  $13,041,737          $23,001,566         $10,914,329           $8,116,019
                                                          ===========          ===========         ===========           ==========

Shares of beneficial interest outstanding--Note 6........   1,119,754            1,283,263             667,898              638,068
                                                          ===========          ===========         ===========           ==========

NET ASSET VALUE PER SHARE...............................  $     11.65          $     17.92        $      16.34           $    12.72
                                                          ===========          ===========         ===========           ==========

*Identified cost........................................  $10,687,241          $16,291,953        $  7,854,574           $6,311,727
                                                          ===========          ===========        ============           ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER DEFINED CONTRIBUTION TRUST
STATEMENTS OF OPERATIONS

For the year ended October 31, 1995

                                                                                                       MIDCAP             LEVERAGED
                                                              GROWTH             SMALL CAP             GROWTH              ALLCAP
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                             ---------           ---------            ---------           ---------
INVESTMENT INCOME
Income:
  Dividends............................................   . $  72,760            $   8,166           $  17,564            $  22,248
  Interest..............................................       25,177               42,102              21,449                   --
                                                            ---------            ---------           ---------            ---------
    Total Income........................................       97,937               50,268              39,013               22,248
                                                            ---------            ---------           ---------            ---------

Expenses:
  Management fees--Note 3(a).............................      81,537              130,610              66,230               55,348
  Interest on line of credit utilized--Note 5............          --                   --                  --               82,890
  Custodian fees........................................        7,145               11,604               7,381                9,232
  Transfer agent fees--Note 3(c).........................       2,500                2,500               2,500                2,500
  Professional fees.....................................        9,580                9,580               9,580                9,580
  Trustees' fees........................................        6,000                6,000               6,000                6,000
  Registration fees.....................................        6,245                8,179               5,733                5,774
  Miscellaneous.........................................        7,769                4,959               4,706                4,791
                                                            ---------            ---------           ---------            ---------
                                                              120,776              173,432             102,130              176,115
  Less, earnings credits--Note 2(e)......................      (3,002)             (11,134)             (6,176)              (2,604)
                                                            ---------            ---------           ---------            ---------
    Total net expenses..................................      117,774              162,298              95,954              173,511
                                                            ---------            ---------           ---------            ---------
NET INVESTMENT INCOME (LOSS)............................      (19,837)            (112,030)            (56,941)            (151,263)
                                                            ---------            ---------           ---------            ---------
REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
  Net realized gain on investments......................    2,914,058            2,620,966           1,676,799            1,934,036
  Net change in unrealized appreciation
    on investments......................................      617,050            5,485,820           2,165,746            1,097,196
                                                            ---------            ---------           ---------            ---------
  Net realized and unrealized gain
    on investments......................................    3,531,108            8,106,786           3,842,545            3,031,232
                                                            ---------            ---------           ---------            ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS.....................................   $3,511,271           $7,994,756          $3,785,604           $2,879,969
                                                           ==========           ==========          ==========           ==========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER DEFINED CONTRIBUTION TRUST
ALGER DEFINED CONTRIBUTION LEVERAGED ALLCAP PORTFOLIO

STATEMENT OF CASH FLOWS

For the year ended October 31, 1995
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH: Cash flows from operating activities:
  Dividends received...............................................................................................      $ 22,804
  Interest paid....................................................................................................       (76,150)
  Operating expenses paid..........................................................................................       (87,880)
  Maturity of short-term securities, net...........................................................................       370,701
  Purchase of investment securities................................................................................   (13,728,841)
  Proceeds from disposition of investment securities...............................................................    14,337,889
  Other............................................................................................................         5,718
                                                                                                                      -----------
    Net cash provided by operating activities......................................................................       844,241
                                                                                                                      -----------
Cash flows from financing activities:
  Proceeds from shares sold........................................................................................       164,174
  Payments on shares redeemed......................................................................................      (177,912)
  Repayment of  bank borrowings....................................................................................      (653,000)
                                                                                                                      -----------
    Net cash used in financing activities..........................................................................      (666,738)
                                                                                                                      -----------
Net increase in cash...............................................................................................       177,503
Cash--beginning of year............................................................................................           633
                                                                                                                      -----------
Cash--end of year..................................................................................................   $   178,136
                                                                                                                      ===========
Reconciliation of net increase in net assets to net cash provided by operations:
  Net increase in net assets resulting from operations.............................................................   $ 2,879,969
  Decrease in investments..........................................................................................     1,759,768
  Increase in receivable for investment securities sold............................................................      (650,488)
  Decrease in dividends receivable.................................................................................           561
  Decrease in payable for investment securities purchased..........................................................      (129,530)
  Net realized gain on investments.................................................................................    (1,934,036)
  Net increase in unrealized appreciation on investments...........................................................    (1,097,196)
  Increase in accrued expenses and other liabilities...............................................................         8,775
  Net decrease in other assets.....................................................................................         6,418
                                                                                                                      -----------
    Net cash provided by operating activities......................................................................   $   844,241
                                                                                                                      ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER DEFINED CONTRIBUTION TRUST
STATEMENTS OF CHANGES IN NET ASSETS

For the year ended October 31, 1995

                                                                                                       MIDCAP             LEVERAGED
                                                              GROWTH             SMALL CAP             GROWTH              ALLCAP
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                             ---------           ---------            ---------           ---------
Net investment (loss)...................................  $   (19,837)         $  (112,030)         $  (56,941)          $ (151,263)
Net realized gain on investments........................    2,914,058            2,620,966           1,676,799            1,934,036
Net change in unrealized appreciation
  on investments........................................      617,050            5,485,820           2,165,746            1,097,196
                                                          -----------          -----------         -----------           ----------
  Net increase in net assets resulting from operations..    3,511,271            7,994,756           3,785,604            2,879,969
Dividends to Shareholders:
  Net realized gains....................................   (2,104,329)             (75,100)           (790,355)          (1,300,367)
Net increase from shares of beneficial
  interest transactions--Note 6.........................    2,270,180            5,569,368           1,145,072            1,285,910
                                                          -----------          -----------         -----------           ----------
    Total increase......................................    3,677,122           13,489,024           4,140,321            2,865,512
Net Assets:
  Beginning of period...................................    9,364,615            9,512,542           6,774,008            5,250,507
                                                          -----------          -----------         -----------           ----------
  End of period.........................................  $13,041,737          $23,001,566         $10,914,329           $8,116,019
                                                          ===========          ===========         ===========           ==========
Undistributed net investment income (accumulated loss)..  $   (44,939)         $  (172,946)        $  (108,429)          $ (273,102)
                                                          ===========          ===========         ===========           ==========


------------------------------------------------------------------------------------------------------------------------------------
THE ALGER DEFINED CONTRIBUTION TRUST
STATEMENTS OF CHANGES IN NET ASSETS

For the period November 8, 1993 (commencement of operations) through October 31, 1994
                                                                                                       MIDCAP             LEVERAGED
                                                              GROWTH             SMALL CAP             GROWTH              ALLCAP
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                             ---------           ---------            ---------           ---------
Net investment (loss)...................................   $  (25,102)          $  (60,916)         $  (51,488)         $  (121,839)
Net realized gain on investments........................    2,117,145               73,062             838,983            1,374,115
Net change in unrealized appreciation on investments....    1,878,918            1,067,956             878,510              466,394
                                                           ----------           ----------          ----------          -----------
  Net increase in net assets resulting from operations..    3,970,961            1,080,102           1,666,005            1,718,670
Net increase from shares of beneficial
  interest transactions--Note 6.........................    5,360,654            8,431,440           5,075,003            3,498,837
                                                           ----------           ----------          ----------          -----------
    Total increase......................................    9,331,615            9,511,542           6,741,008            5,217,507
Net Assets:
  Beginning of period...................................       33,000                1,000              33,000               33,000

  End of period.........................................   $9,364,615           $9,512,542          $6,774,008           $5,250,507
                                                           ==========           ==========          ==========           ==========
Undistributed net investment income (accumulated loss)..   $  (25,102)          $  (60,916)         $  (51,488)          $ (121,839)
                                                           ==========           ==========          ==========           ==========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER DEFINED CONTRIBUTION TRUST
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the year ended October 31, 1995

                                                                                                       MIDCAP            LEVERAGED
                                                              GROWTH             SMALL CAP             GROWTH             ALLCAP
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                             ---------           ---------            ---------          ---------
Net asset value, beginning of year......................      $ 10.38              $ 10.83             $ 11.66             $ 10.08
                                                             --------             --------            --------           ---------
Net investment (loss)...................................        (0.01)               (0.07)              (0.07)              (0.19)
Net realized and unrealized gain on investments.........         3.59                 7.23                6.07                5.30
                                                             --------             --------            --------           ---------
    Total from investment operations....................         3.58                 7.16                6.00                5.11
Distribution from net realized gains....................        (2.31)               (0.07)              (1.32)              (2.47)
                                                             --------             --------            --------           ---------
Net asset value, end of year............................      $ 11.65              $ 17.92             $ 16.34             $ 12.72
                                                             ========             ========            ========           =========
Total Return............................................         37.1%                66.2%               54.1%               54.4%
                                                             ========             ========            ========           =========
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted) ..............     $ 13,042             $ 23,002            $ 10,914             $ 8,116
                                                             ========             ========            ========           =========
  Ratio of expenses excluding interest
    to average net assets(i)............................         1.11%                1.13%               1.23%               1.43%
                                                             ========             ========            ========           =========
  Ratio of expenses including interest
    to average net assets...............................         1.11%                1.13%               1.23%               2.70%
                                                             ========             ========            ========           =========
  Ratio of net investment income (loss)
    to average net assets...............................         (.18%)               (.73%)              (.69%)             (2.32%)
                                                             ========             ========            ========           =========
Portfolio Turnover Rate.................................       133.42%              104.84%             132.74%             188.53%
                                                             ========             ========            ========           =========

Debt outstanding at end of year.......................................................................................   $ 302,600
                                                                                                                         =========
Average amount of debt outstanding during the year....................................................................   $ 939,600
                                                                                                                         =========
Average daily number of shares outstanding during the year............................................................     565,805
                                                                                                                         =========
Average amount of debt per share during the year......................................................................      $ 1.66
                                                                                                                         =========
----------
(i)Reflects total expenses, including fees offset by earnings credits. The expense ratio net of earnings credits would have been
   1.08%, 1.06%, 1.16% and 2.66% for the Growth Portfolio,  Small Cap Portfolio,
   MidCap Growth Portfolio and Leveraged AllCap Portfolio, respectively.


-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER DEFINED CONTRIBUTION TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period November 8, 1993 (commencement of operations) through October 31, 1994*

                                                                                                       MIDCAP             LEVERAGED
                                                              GROWTH             SMALL CAP             GROWTH              ALLCAP
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                             ---------           ---------            ---------           ---------
Net asset value, beginning of period....................      $ 10.00              $ 10.00             $ 10.00             $ 10.00
                                                              -------              -------             -------             -------
Net investment (loss)...................................        (0.03)               (0.07)              (0.09)              (0.23)
Net realized and unrealized gain on investments.........          .41                  .90                1.75                0.31
                                                              -------              -------             -------             -------
    Total from investment operations....................          .38                  .83                1.66                 .08
                                                              -------              -------             -------             -------
Net asset value, end of period..........................      $ 10.38              $ 10.83             $ 11.66             $ 10.08
                                                              =======              =======             =======             =======
Total Return............................................          3.8%                 8.3%               16.6%                 .8%
                                                              =======              =======             =======             =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) ............      $ 9,365              $ 9,513             $ 6,774             $ 5,251
                                                              =======              =======             =======             =======
  Ratio of expenses excluding interest
    to average net assets...............................         1.26%                1.47%               1.53%               1.78%
                                                              =======              =======             =======             =======
  Ratio of expenses including interest
    to average net assets...............................         1.26%                1.47%               1.53%               2.87%
                                                              =======              =======             =======             =======
  Ratio of net investment income (loss)
    to average net assets...............................         (.29%)               (.80%)              (.89%)             (2.53%)
                                                              =======              =======             =======             =======
Portfolio Turnover Rate.................................       103.79%              186.76%             134.06%             229.11%
                                                              =======              =======             =======              =======

Debt outstanding at end of period.....................................................................................   $ 955,600
                                                                                                                         =========
Average amount of debt outstanding during the period..................................................................   $ 826,076
                                                                                                                         =========
Average daily number of shares outstanding during the period..........................................................     515,270
                                                                                                                         =========
Average amount of debt per share during the period....................................................................   $    1.60
                                                                                                                         =========

----------
*Ratios have been annualized; total return has not been annualized.


                       See Notes to Financial Statements.

THE ALGER DEFINED CONTRIBUTION TRUST
NOTES TO FINANCIAL STATEMENTS


NOTE 1--General:
   The Alger Defined Contribution Trust (the "Fund") is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues four classes of shares of beneficial interest --Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio and Leveraged AllCap Portfolio (the "Portfolios").

NOTE 2--Significant Accounting Policies:
   (a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
   Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.
   Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.
   (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
   (c) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and dividends from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.
   (d) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.
   (e) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Organizational expenses are being amortized from the date operations commenced over a five year period. The Fund's custodian fees have been reduced as a result of earnings credits received on overnight cash balances. Balances left on deposit with the custodian preclude their use elsewhere.


NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

   (a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of Investment Management Agreements (the "Agreements") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

      Growth Portfolio.............................  .75%
      Small Cap Portfolio..........................  .85
      MidCap Growth Portfolio......................  .80
      Leveraged AllCap Portfolio...................  .85

   The Agreements further provide that if in any fiscal year the aggregate expenses of any Portfolio, excluding interest, taxes, brokerage commissions, distribution fees and extraordinary expenses, exceed the expense limitation of any state securities laws having jurisdiction over a Portfolio, Alger Management will reimburse that Portfolio for the excess expense to the extent required by such state laws.

   (b) BROKERAGE COMMISSIONS: During the year ended October 31, 1995, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger, Inc."), the Fund's distributor, commissions of $31,030, $15,461, $21,998 and $14,288, respectively, in connection with securities transactions.

     (c) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the year ended October 31, 1995, each Portfolio incurred fees of $2,500, for services provided by Alger Services.

   (d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger, Inc. and Alger Services. At October 31, 1995 Alger Management and its affiliates owned
1,119,754 shares, 661,403 shares, 667,898 shares and 638,068 shares of the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Leveraged AllCap Portfolio, respectively.


NOTE 4--Securities Transactions:
   The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended October 31, 1995:

                                      PURCHASES          SALES
                                      ---------          -----
Growth Portfolio.................. $ 14,164,422    $ 13,951,323
Small Cap Portfolio...............   20,866,351      15,348,682
MidCap Growth Portfolio...........   11,037,985      10,580,743
Leveraged AllCap Portfolio........   13,595,564      14,987,896

THE ALGER DEFINED CONTRIBUTION TRUST
NOTES TO FINANCIAL STATEMENTS (continued)


NOTE 5--Short-Term Borrowings:
   The Leveraged AllCap Portfolio has a line of credit with a bank whereby it may borrow up to 1/3 of its assets, as defined, up to a maximum of $25,000,000. Such borrowings are collateralized by securities owned by the Portfolio, have a variable interest rate and are payable on demand. For the year ended October 31, 1995, the Portfolio had borrowings which averaged $939,600 at a weighted average interest rate of 8.82%.

NOTE 6--Share Capital:
     The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four classes of shares.
   During the year ended October 31, 1995, transactions of shares of beneficial interest were as follows:
                                        SHARES         AMOUNT
                                      ---------      ---------
Growth Portfolio
  Shares sold                            15,649      $ 171,231
  Dividends reinvested                  202,145      2,104,329
                                        -------    -----------
                                        217,794      2,275,560
  Shares redeemed                          (470)        (5,380)

  Net increase                          217,324    $ 2,270,180
                                        =======    ===========
Small Cap Portfolio
  Shares sold                           422,015    $ 5,804,623
  Dividends reinvested                    5,085         75,100
                                        -------    -----------
                                        427,100      5,879,723
  Shares redeemed                       (21,812)      (310,355)
                                        -------    -----------
  Net increase                          405,288    $ 5,569,368
                                        =======    ===========

MidCap Growth Portfolio
  Shares sold                            27,857      $ 369,295
  Dividends reinvested                   59,875        790,355
                                        -------    -----------
                                         87,732      1,159,650
  Shares redeemed                        (1,007)       (14,578)
                                        -------    -----------
  Net increase                           86,725    $ 1,145,072
                                        =======    ===========

Leveraged AllCap Portfolio
  Shares sold                            14,786      $ 163,455
  Dividends reinvested                  117,787      1,300,367
                                        -------    -----------
                                        132,573      1,463,822
  Shares redeemed                       (15,285)      (177,912)

  Net increase                          117,288    $ 1,285,910
                                        =======    ===========

   During the period November 8, 1993 through October 31, 1994, transactions of shares of beneficial interest were as follows:

                                       SHARES         AMOUNT
                                      ---------      ---------
Growth Portfolio
  Shares sold                           900,251    $ 5,372,304
  Shares redeemed                        (1,121)       (11,650)
                                        -------    -----------
  Net increase                          899,130    $ 5,360,654
                                        =======    ===========

Small Cap Portfolio
  Shares sold                           889,510    $ 8,542,594
  Shares redeemed                       (11,635)      (111,154)
                                        -------    -----------
  Net increase                          877,875    $ 8,431,440
                                        =======    ===========

MidCap Growth Portfolio
  Shares sold                           579,888    $ 5,095,040
  Shares redeemed                        (2,014)       (20,037)
                                        -------    -----------
  Net increase                          577,874    $ 5,075,003
                                        =======    ===========

Leveraged AllCap Portfolio
  Shares sold                           520,548    $ 3,527,824
  Shares redeemed                        (3,068)       (28,987)
                                        -------    -----------
  Net increase                          517,480    $ 3,498,837
                                        =======    ===========

   The dollar amounts received for shares sold do not include the amounts credited to net unrealized appreciation related to marketable securities received in exchange for shares of beneficial interest.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and Board of Trustees of The Alger Defined Contribution Trust:


     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger Defined Contribution Trust (a Massachusetts business trust comprising, respectively, the Alger Defined Contribution Growth Portfolio, Alger Defined Contribution Small Cap Portfolio, Alger Defined Contribution MidCap Growth Portfolio and Alger Defined Contribution Leveraged AllCap Portfolio) as of October 31, 1995, and the related statements of operations and cash flows for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period ended October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger Defined Contribution Trust as of October 31, 1995, the results of their operations and their cash flows for the year then ended and the changes in their net assets and the financial highlights for the year then ended and for the period ended October 31, 1994, in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP

New York, New York
December 19, 1995

APPENDIX

CORPORATE BOND RATINGS

    Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

    Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

APPENDIX
(continued)

    Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.
S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-l, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

    Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues deter mined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1. The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038
--------------------------------------------------------------------------------

DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302
--------------------------------------------------------------------------------

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105
--------------------------------------------------------------------------------


          THE ALGER |
         RETIREMENT |  MEETING THE CHALLENGE
               FUND |  OF INVESTING




          STATEMENT |
      OF ADDITIONAL |  APRIL  , 1996
        INFORMATION |

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements:

          (1) Financial Statements included in Part A:

                    Condensed Financial Information

          (2) Financial Statements included in Part B:


               (i)  Report of Independent Public Accountants;


               (ii) Financial Statements as of October 31, 1995 and for
                    the period then ended.


     (b)  Exhibits:

     Exhibit No.           Description of Exhibit

          1                 Agreement and Declaration of Trust (1)

          2                 By-laws of Registrant (1)

          3                 Not applicable

          4                 Specimen Share Certificates (1)

          5                 Investment Management Agreements (1)


          6                 Distribution Agreement (1)


          7                 Not applicable

          8                 Custody Agreement (1)

          9                 Transfer Agency Agreement (1)

         10                 Opinion and Consent of Sullivan & Worcester (1)

         11                 Consent of Arthur Andersen LLP

         12                 Not applicable

         13                 Subscription Agreement (1)

         14                 Not applicable

         15                 Not applicable

         16 Schedule for computation of performance quotations provided in the Statement of Additional Information

-----------------------

  (1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on August 27, 1993.

Item 25. Persons Controlled by or Under Common Control with Registrant

                                    None.

Item 26. Number of Holders of Securities



     Set forth below is information regarding the number of record holders of each class of Registrant's securities as of March 12, 1996.



              Title or Class                          Number of Record Holders
              --------------                          ------------------------


Alger Defined Contribution Money Market Portfolio                7
Alger Defined Contribution MidCap Growth Portfolio               4
Alger Defined Contribution Growth Portfolio                      5
Alger Defined Contribution Leveraged AllCap Portfolio            4

Item 27. Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise[hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined , in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

     Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to two closed-end investment companies and to two other open-end investment companies. The list required by this Item 28 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).

Item 29. Principal Underwriter

     (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Fund and The Alger American Fund and has acted as subscription agent for Castle Convertible Fund, Inc. and Spectra Fund, Inc.

     (b) The information required by this Item 29 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

     (c) Not applicable.

Item 30. Location of Accounts and Records

     All accounts and records of Registrant are maintained by Mr. Gregory S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a) Not applicable.

     (b) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common law trusts.

     (c) Registrant hereby undertakes to provide its annual report without charge to any recipient of its Prospectus who requests the information.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 14th day of March, 1996.



                                    THE ALGER DEFINED CONTRIBUTION TRUST

                                    By: /s/ David D. Alger*
                                        -------------------------------
                                        David D. Alger, President

ATTEST: /s/ Frederick A. Blum
        --------------------------------------
        Frederick A. Blum, Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.



     Signature                 Title                            Date
     ---------                 -----                            ----
/s/ Fred M. Alger III*         Chairman of the Board            March 14, 1996
----------------------------
     Fred M. Alger III

/s/ David D. Alger*             President and Trustee           March 14, 1996
----------------------------   (Chief Executive Officer)
     David D. Alger

/s/ Gregory S. Duch            Treasurer                        March 14, 1996
----------------------------   (Chief Financial and
     Gregory S. Duch                Accounting Officer)

/s/ Nathan E. Saint-Amand*     Trustee                          March 14, 1996
----------------------------
     Nathan E. Saint-Amand

/s/ Stephen E. O'Neil*         Trustee                          March 14, 1996
----------------------------
     Stephen E. O'Neil

/s/ Arthur M. Dubow*           Trustee                          March 14, 1996
----------------------------
     Arthur M. Dubow

/s/ John T. Sargent*           Trustee                          March 14, 1996
----------------------------
John T. Sargent



* By: Gregory S. Duch
     -------------------------
          Gregory S. Duch
          Attorney-in-Fact

                        Securities Act File No. 33-68124
                    Investment Company Act File No. 811-7986

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                                                                     ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ---

                                                                     ---
     Pre-Effective Amendment No.                                     ---


                                                                     ---
     Post-Effective Amendment No. 5                                   X
                                                                     ---



                                     and/or

                                                                     ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ---


                                                                     ---
     Amendment No. 7                                                  x
                                                                     ---



                        (Check appropriate box or boxes)

                            THE ALGER RETIREMENT FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           --------------------------
                                 E X H I B I T S
                           --------------------------

                                INDEX TO EXHIBITS

Exhibit                                               Page Number in Sequential
  No.                                                       Number System
------                                                -------------------------

  11      Consent of Arthur Andersen LLP .............

  16      Schedule for computation of performance
          quotations provided in the Statement
          of Additional Information ..................